Shareholders’ Equity (Details)						6 Months Ended			12 Months Ended
		Mar. 03, 2025 USD ($) $ / shares shares	Apr. 22, 2024 HKD ($) shares	Apr. 22, 2024 USD ($) $ / shares shares	Jul. 14, 2023 $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($) shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 $ / shares shares	Jun. 16, 2025 $ / shares shares	Jul. 14, 2024 shares
Shareholders’ Equity [Line Items]
Ordinary shares issued														11,250,000
Ordinary shares outstanding														11,250,000
Permanent equity						1			1			1
Rrdinary share issued			2,320,000	2,320,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0000625
Offering price per share (in Dollars per share) | $ / shares		$ 0.0000625		$ 4
Total net proceeds			$ 50,995,776	$ 6,565,106				$ 65,641,784	$ 65,641,784	$ 8,450,608
Net proceeds			$ 50,995,776	$ 6,565,106
Ordinary shares shares authorized		800,000,000
Re-classified, shares		780,000,000
Common stock authorized value (in Dollars) | $		$ 50,000
Share split at a ratio					On July 14, 2023, we effected a share split at a ratio of 1-to-1.6.
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued	[1]					3,464,000			3,464,000			3,464,000
Ordinary shares outstanding	[1]					3,464,000			3,464,000			3,464,000
Ordinary shares par value (in Dollars per share) | (per share)	[1]					$ 0.0003125			$ 0.0003125			$ 0.0003125
Offering price per share (in Dollars per share) | $ / shares		$ 0.0000625
Ordinary shares shares authorized	[1]					156,000,000			156,000,000			156,000,000
Re-classified, shares		780,000,000
Voting rights		(1)
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued	[1]					600,000			600,000			600,000
Ordinary shares outstanding	[1]					600,000			600,000			600,000
Ordinary shares par value (in Dollars per share) | (per share)	[1]					$ 0.0003125			$ 0.0003125			$ 0.0003125
Offering price per share (in Dollars per share) | $ / shares		$ 0.0000625
Ordinary shares shares authorized	[1]					4,000,000			4,000,000			4,000,000
Re-classified, shares		20,000,000
Voting rights		(30)
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued					18,000,000
Ordinary shares outstanding					18,000,000
Rrdinary share issued	[2]								2,320,000	2,320,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0000625	$ 0.0000625
Ordinary shares shares authorized					800,000,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued													3,464,000
Ordinary shares outstanding													3,464,000
Rrdinary share issued	[3]							464,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0000625											$ 0.0003125
Ordinary shares shares authorized		780,000,000											156,000,000
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued													600,000
Ordinary shares outstanding													600,000
Rrdinary share issued	[3]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0000625											$ 0.0003125
Ordinary shares shares authorized		20,000,000											4,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued						11,250,000			11,250,000			11,250,000
Ordinary shares outstanding						11,250,000			11,250,000			11,250,000
Rrdinary share issued			2,320,000	2,320,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 4
Total net proceeds			$ 65,641,784	$ 8,375,900
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Rrdinary share issued			2,320,000	2,320,000
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0000625
Offering price per share (in Dollars per share) | $ / shares				$ 4
Total net proceeds | $				$ 9,280,000
Gross proceeds (in Dollars) | $				$ 9,280,000

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.
[2]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.
[3]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.